Shareholders' Equity (Schedule of summary of stock options granted) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Number of options
Outstanding at beginning of year	5,305,732
Granted	1,466,357
Exercised	(22,415)
Forfeited or expired	(1,124,192)
Outstanding at end of year	5,625,482	5,305,732
Options exercisable at end of the year	3,182,912
Vested and expected to vest	5,127,051
Weighted average exercise price
Outstanding at beginning of year	$ 2.95
Granted	2
Exercised	1.78
Forfeited or expired	2.93
Outstanding at end of year	2.71	$ 2.95
Options exercisable at end of the year	2.88
Vested and expected to vest	$ 2.74
Weighted-average remaining contractual term (in years)
Outstanding at end of year	3 years 7 months 28 days	3 years 9 months 29 days
Options exercisable at end of the year	2 years 10 months 13 days
Vested and expected to vest	3 years 6 months 14 days
Aggregate intrinsic value
Outstanding at beginning of year	$ 19
Outstanding at end of the year	300	$ 19
Options exercisable at end of the year	72
Vested and expected to vest	$ 246